Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

	As at December 31, 2024		As at December 31, 2023
Share Capital	Ordinary shares	F shares	In equivalent ordinary shares	In equivalent F shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	1,000,395	74,985	154,468	74,985

Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	100,039,519	1,499,700	15,446,807	1,499,700
Total number of fully paid-in outstanding shares	100,039,519	1,499,700	15,446,807	1,499,700
Total share capital (in USD)	1,075,380		229,453

Share Purchase Agreements with L1 Capital Global Opportunities Master Fund signed in 2024

On December 12, 2024, the Group entered into a Securities Purchase Agreement (the “Second L1 SPA”) with L1 to purchase 3,846,154 Ordinary Shares of SEALSQ for a subscription price of USD 5 million. The Second L1 SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 411,194, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Per the terms of the Second L1 SPA, the exercise price of all outstanding warrants over Ordinary Shares of SEALSQ owned by L1 was lowered to USD 2 per Ordinary Share and the number of warrants is increased so that the aggregate exercise price after the modification remains equals the aggregate exercise price on the initial issuance date of the warrants. As at December 12, 2024, L1 owned 122,908 warrants on SEALSQ Ordinary Shares at an exercise price of USD 30 per share, 1,144,339 warrants at an exercise price of USD 4 per share, and 768,679 warrants at an exercise price of USD 5.5 per share which were granted as part of the L1 SPA as mentioned earlier in this Note. As a result of the warrant modification, L1 owned an aggregate of 6,246,166 warrants at an exercise price of USD 2 per share. In line with ASC 815, we assessed that the warrant modifications qualified as the modification of the terms of a freestanding equity-classified written call option that remains equity classified after the modification, which is akin to an equity issuance. The effect of the modification was therefore recognized as an equity issuance cost.

On December 16, 2024, the Group entered into a Securities Purchase Agreement (the “Third L1 SPA”) with L1 to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million. The Third L1 SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 955,763, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

On December 17, 2024, the Group entered into a Securities Purchase Agreement (the “Fourth L1 SPA”) with L1 to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million. The Fourth L1 SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 932,956, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Share Purchase Agreements with Anson Investments Master Fund signed in 2024

On December 12, 2024, the Group entered into a Securities Purchase Agreement (the “Second Anson SPA”) with Anson to purchase 3,846,154 Ordinary Shares of SEALSQ for a subscription price of USD 5 million. The Second Anson SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 411,194, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Per the terms of the Second Anson SPA, the exercise price of all outstanding warrants over Ordinary Shares of SEALSQ owned by Anson was lowered to USD 2 per Ordinary Share and the number of warrants is increased so that the aggregate exercise price after the modification remains equals the aggregate exercise price on the initial issuance date of the warrants. As at December 12, 2024, Anson owned 122,908 warrants on SEALSQ Ordinary Shares at an exercise price of USD 30 per share, 1,144,339 warrants at an exercise price of USD 4 per share, and 768,679 warrants at an exercise price of USD 5.5 per share which were granted as part of the Anson SPA as mentioned earlier in this Note. As a result of the warrant modification, Anson owned an aggregate of 6,246,166 warrants at an exercise price of USD 2 per share. In line with ASC 815, we assessed that the warrant modifications qualified as the modification of the terms of a freestanding equity-classified written call option that remains equity classified after the modification, which is akin to an equity issuance. The effect of the modification was therefore recognized as an equity issuance cost.

On December 16, 2024, the Group entered into a Securities Purchase Agreement (the “Third Anson SPA”) with Anson to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million. The Third Anson SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 955,763, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

On December 17, 2024, the Group entered into a Securities Purchase Agreement (the “Fourth Anson SPA”) with Anson to purchase 6,578,948 Ordinary Shares of SEALSQ for a subscription price of USD 12.5 million. The Fourth Anson SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 932,956, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Inducement Offer to Exercise Existing Ordinary Share Purchase Warrants

On 30 December 2024, L1 and Anson signed an Inducement Offer to Exercise Existing Ordinary Share Purchase Warrants (the “Warrant Inducement Offer”) with SEALSQ, pursuant to which all outstanding L1 and Anson warrants were immediately repriced to USD 1.65 per warrant on ordinary share, and the number of warrant was adjusted so that the aggregate exercise price of the new warrants equaled the aggregate exercise price of the warrants immediately prior to signature. As at December 30, 2024, L1 and Anson owned respectively an aggregate of 2,271,166 and 6,246,166 warrants on SEALSQ Ordinary Shares at an exercise price of USD 2 per share. As a result of the Warrant Inducement Offer, L1 and Anson owned respectively an aggregate of 2,752,929 and 7,571,110 warrants on SEALSQ Ordinary Shares at an exercise price of USD 1.65 per share. In line with ASC 815, we assessed that the warrant modifications qualified as the modification of the terms of a freestanding equity-classified written call option that remains equity classified after the modification, which is akin to an equity issuance. The effect of the modification was therefore recognized as an equity issuance cost.